Summary of Restricted Stock Unit Activity (Details) - 2023 Plan [Member] - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Units Outstanding, Beginning	2	1
Weighted Average Exercise Price, Balance	$ 13.80	$ 216.00
Number of Units Outstanding, Vested	(2)	(4)
Weighted Average Grant Date Fair Value, Vested	$ 13.80	$ 55.32
Number of Units Outstanding, Ending		2
Weighted Average Exercise Price, Balance		$ 13.80
Number of Units Outstanding, Granted		5
Weighted Average Grant Date Fair Value, Granted		$ 27.12
Number of Units Outstanding, Vested and unreleased		2
Weighted Average Grant Date Fair Value, Vested and unreleased		$ 13.80
Number of Units Outstanding, Vested Balance		2
Weighted Average Grant Date Vested		$ 13.80